Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts receivable [Abstract]
Trade accounts receivable from third parties	$ 6,293,006	$ 5,070,031
Trade accounts receivable from related parties	285,530	480,111
Subtotal	6,578,536	5,550,142
Less: allowance for doubtful accounts	(84,400)	(103,805)
Accounts receivable, net	$ 6,494,136	$ 5,446,337